Deferred Tax Assets and Liabilities - Deferred Tax Assets and Liabilities Recognized and Movements During the Period (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 29,475	¥ 25,220
(Charged)/ credited to profit or loss	3,482	4,279
(Charged)/ credited to other comprehensive income	2	(8)
Exchange differences	22	(16)
Ending balance	32,981	29,475
Deferred tax asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	29,767	25,423
(Charged)/ credited to profit or loss	3,574	4,352
(Charged)/ credited to other comprehensive income	2	(8)
Ending balance	33,343	29,767
Deferred tax asset [member] | Write-down for obsolete inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	175	217
(Charged)/ credited to profit or loss	(55)	(42)
Ending balance	120	175
Deferred tax asset [member] | Write-off and impairment of certain network equipment and related assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	4,538	4,152
(Charged)/ credited to profit or loss	2,544	386
Ending balance	7,082	4,538
Deferred tax asset [member] | Accrued operating expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	17,969	14,125
(Charged)/ credited to profit or loss	965	3,844
Ending balance	18,934	17,969
Deferred tax asset [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,796	5,350
(Charged)/ credited to profit or loss	147	446
Ending balance	5,943	5,796
Deferred tax asset [member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,297	1,579
(Charged)/ credited to profit or loss	(27)	(282)
Ending balance	1,270	1,297
Deferred tax asset [member] | Change in value of available for sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(8)
(Charged)/ credited to other comprehensive income	2	(8)
Ending balance	(6)	(8)
Deferred tax liabilities [member] | Depreciation allowance in excess of related depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(292)	(203)
(Charged)/ credited to profit or loss	(92)	(73)
Exchange differences	22	(16)
Ending balance	¥ (362)	¥ (292)